Private Placement (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 15, 2022	Mar. 31, 2023	Dec. 31, 2022	Nov. 12, 2021
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor, shares	499,992
Share price		$ 10.20	$ 10.20	$ 11.50
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor, shares		6,920,500	6,920,500
Share price		$ 1.00	$ 1.00
Proceeds from private placement		$ 6,920,500	$ 6,920,500